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                                   FORM N - PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-02281

               (Exact name of registrant as specified in charter)
                      The Hartford Income Shares Fund, Inc.

                    (Address of principal executive offices)
                              200 Hopmeadow Street
                               Simsbury, CT 06089

                     (Name and address of agent for service)
                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                               Simsbury, CT 06089

Registrant 's telephone number, including area code: (860) 843-9934 Date of Fiscal year-end: July 31, 2006
Date of reporting period: 07/01/2006 - 06/30/2007

     Item 1. Proxy Voting Record
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                     Hartford Investment Management Company
                    7/1/2006 to 6/30/2007 Proxy Voting Record

The Hartford Income Shares Fund




ACCOUNT                                                                              MEETING
NAME           PORTFOLIO NAME               COMPANY NAME       TICKER  SECURITY ID     DATE
-------  ---------------------------  -----------------------  ------  -----------  ---------
FCE      Hartford Income Shares Fund  XO Holdings, Inc.        XOHO    98417K106    6/12/2007
FCE      Hartford Income Shares Fund  Global Crossing Limited  GLBC    G3921A175    6/12/2007
FCE      Hartford Income Shares Fund  Global Crossing Limited  GLBC    G3921A176    6/12/2007
FCE      Hartford Income Shares Fund  Global Crossing Limited  GLBC    G3921A177    6/12/2007
FCE      Hartford Income Shares Fund  Global Crossing Limited  GLBC    G3921A178    6/12/2007
FCE      Hartford Income Shares Fund  Global Crossing Limited  GLBC    G3921A179    6/12/2007

                                                                                    WHETHER
                                                                                    COMPANY
                                                                                      CAST
                                                                     WHETHER          VOTE
                                                          PROPOSED     FUND          FOR OR
ACCOUNT                                        MEETING   BY MGMT OR    CAST   VOTE  AGAINST
NAME                   ITEM DESC                 TYPE   SHAREHOLDER    VOTE   CAST    MGMT.  MGT REC VOTE
-------  ------------------------------------  -------  -----------  -------  ----  -------  ------------
FCE      Election of Directors                  Annual  Management     Yes     For    For         For
FCE      Election of Directors                  Annual  Management     Yes     For    For         For
FCE      Increase in Authorized Share Capital   Annual  Management     Yes     For    For         For
FCE      Amendment of Stock Incentive Plan      Annual  Management     Yes     For    For         For
FCE      Amendment of Bye-Laws                  Annual  Management     Yes     For    For         For
FCE      Appointment of Auditors                Annual  Management     Yes     For    For         For

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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked
'Abstain' are considered to be have been voted against management 's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation.

Where management has made no recommendation on a ballot item, the abbreviation N/A is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
(Registrant)


By David M. Znamierowski       President
   -------------------------
   (Signature & Title)

Date August 24, 2007